Operating Lease Liabilities - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
One year	$ 29,365	$ 27,938
Two years	828,819	27,938
Three years	29,365	788,562
Four years		27,938
Five years
Over five years	879,399	836,686
Total undiscounted cash flows	1,766,948	1,709,062
Operating Lease Liabilities	1,513,034	1,410,849
Difference between undiscounted cash flows and discounted cash flows	$ 253,914	$ 298,213
Villas [Member]
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.12%	4.12%
One year
Two years	799,454
Three years		760,624
Four years
Five years
Over five years	879,399	836,686
Total undiscounted cash flows	1,678,853	1,597,310
Operating Lease Liabilities	1,428,684	1,305,456
Difference between undiscounted cash flows and discounted cash flows	$ 250,169	$ 291,854
Base station tower [Member]
Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	3.14%	3.14%
One year	$ 29,365	$ 27,938
Two years	29,365	27,938
Three years	29,365	27,938
Four years		27,938
Five years
Over five years
Total undiscounted cash flows	88,095	111,752
Operating Lease Liabilities	84,350	105,393
Difference between undiscounted cash flows and discounted cash flows	$ 3,745	$ 6,359